NXG Cushing Midstream Energy Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2026

		Fair
Common Stock - 117.3%	Shares	Value
Canadian Midstream - 4.4%
Keyera Corp(3)(4)	300,000	$ 13,011,292

Cloud Services - 2.4%
Nebius Group NV(2)(3)	16,500	3,404,280
DigitalOcean Holdings Inc(2)	33,000	3,652,770
		7,057,050
Cryptocurrency Miners - 2.8%
Cipher Digital Inc(1)(2)	190,000	2,945,000
Core Scientific Inc(1)(2)	148,000	2,412,401
IREN Ltd(1)(2)(3)	80,000	2,969,200
		8,326,601
Data Centers - 1.0%
CoreWeave Inc(1)(2)	35,000	2,971,150

Electrical Power Equipment - 4.8%
GE Vernova, Inc.	15,900	14,286,627

Engineering & Construction - 9.1%
Argan Inc(1)	10,000	4,249,900
Dycom Industries Inc(2)	9,000	2,620,890
MasTec Inc(2)	24,800	5,946,544
Quanta Services Inc(1)	13,300	8,074,297
Solv Energy Inc.(1)(2)	140,000	3,572,800
Sterling Infrastructure Inc.(2)	5,000	2,350,350
		26,814,781
Fuels Distribution - 5.8%
Arko Corp	550,000	2,508,000
Sunococorp LLC(1)	188,000	14,607,600
		17,115,600
Large Cap Diversified C Corps - 27.4%
Cheniere Energy, Inc.	59,000	17,209,710
Enbridge Inc(3)	170,000	8,596,900
Kinder Morgan, Inc.	290,000	9,349,600
ONEOK Inc	138,000	13,249,380
TC Energy Corp(3)	218,000	13,631,540
Williams Companies, Inc.	250,000	18,762,500
		80,799,630
Natural Gas Gatherers & Processors - 18.5%
DT Midstream, Inc.(1)	114,000	14,936,280
Kinetik Holdings Inc(1)	300,000	16,449,000
Targa Resources Corporation	79,000	23,198,350
		54,583,630
Natural Gas Transportation & Storage - 2.4%
Excelerate Energy Inc(1)	100,000	3,962,000
Venture Global Inc(1)	210,000	3,074,400
		7,036,400

Oilfield Services - 7.6%
Kodiak Gas Services Inc	175,000	10,284,750
Solaris Energy Infrastructure(1)	240,000	12,184,800
		22,469,550
Other Renewable Generation - 4.1%
Bloom Energy Corporation(2)	58,000	11,965,400

Satellites - 1.6%
Iridium Communications Inc(1)	100,000	4,698,000

Semiconductor Manufacturing - 1.0%
Entegris Inc(1)	21,000	2,841,090

Solar Equipment - 1.7%
Nextpower Inc(2)	60,000	4,921,800

Utilities - 17.1%
Constellation Energy Corp(1)	46,500	12,776,805
Dominion Energy Inc(1)	37,000	2,442,370
NextEra Energy Inc	15,000	1,235,100
NRG Energy Inc	106,000	11,672,720
Talen Energy Corp(1)(2)	35,800	10,588,208
Vistra Corporation(1)	86,300	11,855,031
		50,570,234

Upstream - 2.0%
EagleRock Land LLC(2)	230,000	5,842,000

Water Midstream - 3.6%
Select Water Solutions Inc	180,000	3,510,000
WaterBridge Infrastructure LLC	220,000	6,996,000
		10,506,000

Total Common Stocks (Cost $346,730,765)		$ 345,816,835

MLP Investments and Related Companies - 25.6%	Units

Large Cap Diversified C Corps - 6.9%
Plains GP Holdings, L.P.(1)	717,000	$ 20,233,740

Large Cap MLP - 14.0%
Energy Transfer, L.P.(1)	1,250,000	26,887,500
MPLX, L.P.	200,000	11,834,000
USA Compression Partners L.P.	94,340	2,552,840
		41,274,340
Natural Gas Gatherers & Processors - 3.1%
Western Midstream Partners, L.P.	193,000	9,283,300

Upstream MLPs - 1.6%
TXO Energy Partners, L.P.	330,000	4,778,400
Total MLP Investments and Related Companies (Cost $63,650,247)		$ 75,569,780

Preferred Stock - 0.8%

Crude Oil & Refined Products - 0.2%
NGL Energy Partners, L.P.(1)						20,313		$ 524,685

Utilities - 0.6%
NextEra Energy Capital Holdings, Inc.(1)						81,000		1,690,470
Total Preferred Stock (Cost $2,549,836)								$ 2,215,155

Short-Term Investments - Investment Companies - 4.6%						Shares
First American Government Obligations Fund - Class X, 3.60%(1)(5)						6,782,617		$ 6,782,617
First American Treasury Obligations Fund - Class X, 3.60%(1)(5)						6,782,617		6,782,617
Total Short-Term Investments - Investment Companies (Cost $13,565,234)								$ 13,565,234

Total Investments - 148.3% (Cost $426,496,082)								$ 437,167,004
Written Options(6) - (0.1)% (Premiums Received $292,404)								(271,525)
Liabilities in Excess of Other Assets - (48.2)%								(142,202,465)
Net Assets Applicable to Common Stockholders - 100.0%								$ 294,693,014

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended August 31, 2026. As such, it is classified as a non-income producing security as of August 31, 2026.
(3)	Foreign issued security. Foreign concentration is as follows: Canada 11.96%, Netherlands 1.15%, and Australia 1.01%.
(4)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been deemed to be liquid by the Fund's adviser under the supervision of the Board of Trustees. As of August 31, 2026, the value of these investments was $13,011,292 or 4.42% of total net assets.
(5)	Rate reported is the current yield as of August 31, 2026.
(6)	Description	Exercise Price	Expiration Date	Currency	Number of Contracts	Premiums Received	Fair Value	Unrealized Appreciation (Depreciation)
	Bloom Energy Corp	$235.00	9/4/2026	USD	250	$43,518	$32,500	$11,018
	Bloom Energy Corp	$245.00	9/4/2026	USD	250	22,521	16,000	6,521
	Cipher Digital Inc	$17.00	9/4/2026	USD	1,900	26,290	36,100	(9,811)
	Constellation Energy Corp	$292.50	9/4/2026	USD	200	20,903	12,400	8,503
	Constellation Energy Corp	$297.50	9/4/2026	USD	200	11,137	6,000	5,137
	Core Scientific Inc	$18.00	9/4/2026	USD	845	8,092	4,225	3,867
	CoreWeave Inc	$91.00	9/4/2026	USD	300	18,926	21,000	(2,074)
	DigitalOcean Holdings Inc	$124.00	9/4/2026	USD	150	6,667	6,000	667
	DigitalOcean Holdings Inc	$129.00	9/4/2026	USD	150	2,684	3,450	(766)
	GE Vernova Inc	$950.00	9/4/2026	USD	50	15,157	14,150	1,007
	GE Vernova Inc	$965.00	9/4/2026	USD	50	8,696	8,750	(54)
	IREN Ltd	$39.00	9/4/2026	USD	800	39,453	51,200	(11,747)
	Nebius Group NV(3)	$230.00	9/4/2026	USD	150	25,863	19,350	6,513
	NRG Energy Inc	$119.00	9/4/2026	USD	600	10,120	6,000	4,120
	Talen Energy Corp	$320.00	9/4/2026	USD	150	12,872	12,150	722
	Talen Energy Corp	$325.00	9/4/2026	USD	150	6,667	8,250	(1,583)
	Vistra Corp	$146.00	9/4/2026	USD	500	12,838	14,000	(1,162)
						$292,404	$271,525	$20,879

Fair Value Measurements
Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•Level 1 — quoted prices in active markets for identical securities
•Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
These inputs are summarized in the three broad levels listed below.

	Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2026	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$ 345,816,835	$ 345,816,835	$ -	$ -
Master Limited Partnerships and Related Companies (a)	75,569,780	75,569,780	-	-
Preferred Stock (a)	2,215,155	2,215,155	-
Total Equity Securities	423,601,770	423,601,770	-	-
Other Short Term Investments (a)	13,565,234	13,565,234	-	-
Total Other	13,565,234	13,565,234	-	-
Total Assets	$ 437,167,004	$ 437,167,004	$ -	$ -
Liabilities Written Options
Written Options (a)	$ 271,525	$ 271,525	$ -	$ -
Total Liabilities	$ 271,525	$ 271,525	$ -	$ -
(a)All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2026.

Transfers into and out of each level are measured at fair value at the end of the period. There were no transfers between any levels during the period ended August 31, 2026.